Earnings per share - Computation of Outstanding Shares For Basic EPS (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	250,347,345	250,347,345	138,847,345
Treasury shares (in shares)	(4,416,070)	(4,951,897)	(8,448,807)
Ordinary shares outstanding (in shares)	245,931,275	245,395,448	130,398,538
Shares of unvested restricted stock (in shares)	(4,837,602)	(5,822,811)	(2,552,346)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	241,093,673	239,572,637	127,846,192